Note 7 - Other Assets (Details) - Components of Other Assets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Note 7 - Other Assets (Details) - Components of Other Assets [Line Items]
FHLB stock	$ 1,887	$ 1,887
Accrued interest	2,095	2,135
Deferred tax asset, net	1,484	3,688
Other real estate owned	2,590	2,698
Other	1,579	1,308
Total	9,635	11,716
Investment Securities [Member]
Note 7 - Other Assets (Details) - Components of Other Assets [Line Items]
Accrued interest	1,005	1,029
Loans 1 [Member]
Note 7 - Other Assets (Details) - Components of Other Assets [Line Items]
Accrued interest	$ 1,090	$ 1,106